Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Disclosure of Inventories [Line Items]
Inventories	$ 5,504,681	$ 98,900,960	$ 88,569,989
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories		52,481,991	43,950,469
Products in transit
Disclosure of Inventories [Line Items]
Inventories		12,326,412	18,984,729
Crude oil
Disclosure of Inventories [Line Items]
Inventories		24,655,124	18,645,592
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories		6,558,991	6,320,011
Materials in transit
Disclosure of Inventories [Line Items]
Inventories		2,753,785	555,522
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories		$ 124,657	$ 113,666